SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expense	$ 27,275	$ 87,874
Operating Lease Expenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expense	32,549	37,461
Operating Lease Expenses One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease expense	$ 5,763	$ 55,834